UMB SCOUT FUNDS

Stock Fund
(UMBSX)

Semiannual Report  December 31, 1998

A no-load mutual fund with primary emphasis on long-term growth of both capital and income.


TO THE SHAREHOLDERS

The UMB Scout Stock Fund closed the quarter ended December 31, 1998, at $18.86 per share and had a total return (price change and reinvested distributions) of 10.79% for the period. The Fund's objective is to provide investors with long-term growth of both capital and dividend income; current yield is secondary to the long-term growth objective.

The fourth quarter of 1998 was one of recovery for stocks in general. After dropping to new lows across the board in mid-October, stocks of all capitalization sizes rallied through year-end. Despite the similar directions of stocks for companies of different sizes in both the first and the fourth quarters of the calendar year, the damage done between those periods delivered very different returns in these groups for the year.

While large-cap stocks, as measured by the Standard & Poor's 500 Index, finished the year up 28.58%, small-cap stocks, as measured by the Russell 2000 Index, finished the year down 2.55%. The mid-year uncertainties relating to global economics caused a flight to quality that resulted in this wide disparity between large- and small-cap stocks.

Your Fund invests in large- and mid-cap stocks, largely because of our value-oriented approach to investing. As large-cap stocks have become more expensive over the last three years on a price-to-earnings and price-to-sales basis, we have invested more in the mid-size companies, where valuations have been more reasonable. The performance of mid-cap stocks during the latest quarter accounted for most of the annual return for 1998.

During the quarter, the Fund made very few changes in the holdings. Halliburton acquired Dresser Industries on a 1-for-1 share basis. First Chicago NBD merged with BancOne Corp., and the Fund received 1.6 shares of BancOne Corp. for each share of First Chicago NBD. A new holding was added in Schlumberger, a multi-national oil service company. Toys "R" Us, a retail toy company, was eliminated from our holdings because of its deteriorating results and loss of market share to discount toy sellers such as Wal-Mart and Kmart.

Sector diversification in the Fund was relatively unchanged from the previous quarter. However, cash reserves were smaller because of market appreciation in stock holdings.

For the six months ended December 31, 1998, shareholders received an ordinary income dividend of $.23 per share, a short-term capital gain of $.04 per share and a long-term capital gain of $.80 per share.

For corporate shareholders, 84.38% of ordinary income distributions qualify for the corporate dividends received deduction.

We appreciate you as a valued shareholder of UMB Scout Stock Fund and encourage your questions and comments.

Sincerely,
/S/David B. Anderson
David B. Anderson
UMB Investment Advisors


Chart - Hypothetical Growth of $10,000

CHART - FUND DIVERSIFICATION
Financial                0.9%
Consumer Cyclical       12.9%
Basic Materials         10.8%
Energy                   6.7%
Utilities               15.4%
Transportation
 & Services              4.0%
Capital Goods            5.2%
Technology               9.0%
Convertibles             0.7%
Cash & Cash
 Equivalents            18.4%
Consumer Staples        16.0%
As of December 31, 1998, Statement of Assets. Subject to change.


COMPARATIVE RATES OF RETURN
as of December 31, 1998
                               3 Years   8 Years  15 Years
UMB Scout Stock Fund            12.96%   12.81%   11.86%
Lipper Growth Fund Index*       23.67%   19.13%   15.21%
Value Line Composite*           11.53%   12.93%    8.24%
S&P 500*                        28.23%   20.83%   17.88%

UMB Scout Stock Fund's average annual compound returns for 1-, 5- and 10-year periods ended December 31, 1998, are 7.62%, 12.14% and 11.79%, respectively. Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.
* Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).


TOP TEN EQUITY HOLDINGS
                                                   Market       Percent
                                                Value (000Os)   of Total
International Business Machines Corp.           $   3,695        1.98%
SBC Communications, Inc.                            2,681        1.44%
Bob Evans Farms, Inc.                               2,606        1.40%
Williams Companies, Inc.                            2,339        1.25%
Unicom Corp.                                        2,314        1.24%
Brinker International                               2,223        1.19%
Bell South Corp.                                    2,195        1.18%
Comsat Corp.                                        2,160        1.16%
FDX Corp.                                           2,136        1.14%
Alza Corp.                                          2,090        1.12%
Top Ten Equity Holdings Total:                  $  24,439       13.10%
As of December 31, 1998, Statement of Assets. Subject to change.


HISTORICAL PER SHARE RECORD
                           Income &                     Cumulative*
                 Net      Short-Term      Long-Term       Value Per
                Asset       Gains           Gains         Share Plus
                Value    Distribution    Distribution    Distributions
12/31/82       $ 9.87      $ 0.03          $    -         $   9.90
12/31/83        11.34        0.86               -            12.23
12/31/84        11.20        0.62             0.11           12.82
12/31/85        12.74        0.73             0.22           15.31
12/31/86        12.78        0.51             1.01           16.87
12/31/87        11.87        0.78             0.97           17.71
12/31/88        12.62        0.49             0.39           19.34
12/31/89        13.87        0.62             0.49           21.70
12/31/90        12.76        0.59             0.21           21.39
12/31/91        15.40        0.48               -            24.51
12/31/92        15.77        0.39             0.31           25.58
12/31/93        16.24        0.38             0.79           27.21
12/31/94        15.01        0.46             1.19           27.63
12/31/95        16.34        0.73             0.87           30.56
12/31/96        16.97        0.47             0.62           32.28
12/31/97        19.01        0.46             1.00           35.78
12/31/98*       18.86        0.45             1.10           37.18
*Does not assume any compounding of reinvested distributions.
Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (OFDICO). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS   December 31, 1998 (unaudited)

Statement of Net Assets

                                                                MARKET
        SHARES  COMPANY                                         VALUE

COMMON STOCKS -  80.84%
Basic Materials - 10.77%
         5,000  Aluminum Co. of America                     $   372,812
        85,000  Brush Wellman, Inc.                           1,482,189
	20,000	Carpenter Technology Corp.  			678,750
        10,000  Corning, Inc.                                   450,000
	15,000	Crown Cork and Seal Inc.			462,188
	69,150	Cyprus Amax Minerals Co.  			691,500
         6,000  duPont (E.I.) deNemours & Co.                   318,375
        25,000  Eastman Chemical Co.                          1,118,750
       100,000  Engelhard Corp.                               1,950,000
         7,000  Georgia Pacific Corp.                           409,937
         7,000  Georgia Pacific Corp. Timber Group              166,688
        30,000  Hercules, Inc.                                  821,250
        35,000  International Paper Co.                       1,568,437
        53,000  Mallinckrodt Group, Inc.                      1,633,062
        50,000  Nalco Chemical Co.                            1,550,000
        30,000  Newmont Mining Co.                              541,875
        30,000  Rohm & Haas Co.                                 903,750
        27,000  Union Camp Corp.                              1,822,500
        35,000  Weyerhaeuser Co.                              1,778,437
       110,000  Worthington Industries, Inc.                  1,375,000
                                                             20,095,500
Capital Goods - 5.15%
        35,000  Aeroquip-Vickers, Inc.                        1,047,813
        15,000  Briggs & Stratton Corp.                         748,125
        60,000  Browning Ferris Industries, Inc.              1,706,250
       125,000  Calgon Carbon Corp.                             937,500
        33,000  Cooper Industries, Inc.                       1,573,687
         7,000  Deere & Co.                                     231,875
         2,500  Fluor Corp.                                     106,406
        18,000  Global Industries Technologies, Inc.            192,375
        24,000  Grainger (W.W.), Inc.                           999,000
        40,000  Snap-On, Inc.                                 1,392,500
        14,500  Waste Management International PLC              676,063
                                                              9,611,594
Consumer Cyclical - 12.88%
        40,000  American Greetings Corp.                      1,642,500
	20,000	Ascent Entertainment Group			147,500
        71,375  Bassett Furniture Industries, Inc.            1,721,922
        10,000  Black & Decker Corp.                            560,625
        40,000  Block (H&R), Inc.                             1,800,000
        40,000  Brown Group, Inc.                               702,500
        50,000  Dillards, Inc.                                1,418,750
        40,000  Donnelley (R.R.) & Sons Co.                   1,752,500
        28,000  Dun & Bradstreet                                883,750
         5,000  Ford Motor Co.,                                 293,437
        14,000  Gannett Co., Inc.                               926,625
        15,000  General Motors Corp.                          1,073,437
        40,000  Genuine Parts Co.                             1,337,500
        25,000  Hillenbrand Industries, Inc.                  1,421,875
        50,000  Limited Inc.                                  1,456,250
        24,000  Masco Corp.                                     690,000
	10,000	May Department Stores Co.  			603,750
	15,000	Media General, Inc., Cl A			795,000
         5,000   Media One Group, Inc.                          235,000
        25,000  Penney (J.C.) & Co., Inc.                     1,171,875
        18,000  Pharmacia & Upjohn, Inc.                      1,019,250
	25,000	Readers Digest Assc. OAO  			629,688
       100,000 Sensormatic Electronics Corp.                    693,750
       120,000 Stride Rite Corp.                              1,050,000
                                                             24,027,484
Consumer Staples - 16.00%
        20,000  Abbott Laboratories                             980,000
        40,000  Alza Corp.                                    2,090,000
	16,000	American Home Products Corp.  			901,000
         7,500   Anheuser-Busch Companies, Inc.                 492,188
        99,750  Archer-Daniels-Midland Co.                    1,714,453
        40,000  Bard (C.R.), Inc.                             1,980,000
       100,000 Bob Evans Farms, Inc.                          2,606,250
        77,000  Brinker International                         2,223,375
        12,000  Bristol-Myers Squibb Co.                      1,605,750
        25,000  Covance, Inc.                                   728,125
        70,000  Darden Restaurants, Inc.                      1,260,000
        10,000  Eastman Kodak Co.                               720,000
        16,000  Heinz H.J. Co.                                  906,000
        15,000  IMS Health, Inc.                              1,131,563
        40,000  International Flavors & Fragrances, Inc.      1,767,500
        25,000  Kimberly Clark Corp.                          1,362,500
        95,000  Lance, Inc.                                   1,894,062
        10,000  Merck & Co., Inc.                             1,476,875
        65,000  Mylan Laboratories, Inc.                      2,047,500
         5,600  R H Donnelley Corp.                              81,550
        60,000  Rubbermaid, Inc.                              1,886,250
                                                             29,854,941
Energy - 6.73%
        28,000  Amoco Corp.                                   1,690,500
        17,000  Atlantic Richfield Co.                        1,109,250
        40,000  Baker Hughes, Inc.                              707,500
	10,000	Burlington Resources, Inc.			358,125
        60,000  Halliburton Co.                               1,777,500
        35,000  Kerr McGee Corp.                              1,338,750
        85,000  Mitchell Energy & Development                   972,188
        30,000  Phillips Petroleum Co.                        1,278,750
        20,000  Schlumberger Limited                            922,500
        65,000  Union Pacific Resources Group, Inc.             589,062
        60,000  USX-Marathon Group                            1,807,500
                                                             12,551,625
Financial - 0.86%
        12,150  Banc One Co.                                    620,409
        20,000  Liberty Corp. S.C.                              985,000
                                                              1,605,409
Technology - 9.04%
        13,084  AMP, Inc.                                   $   681,186
        35,000  Apple Computer, Inc.                          1,432,812
        25,000  AT & T                                        1,881,250
        20,000  Boeing Co.                                      652,500
         1,500  Cisco Systems, Inc.                             139,219
        23,625  Compaq Computer Corp.                           990,773
	10,000	Electronic Data Systems Corp.			502,500
        20,000  International Business Machines Corp.         3,695,000
         3,000  Lucent Technologies, Inc.                       330,000
        32,000  Motorola, Inc.                                1,954,000
        40,000  Novell, Inc.                                    725,000
        20,000  Perkin-Elmer Corp.                            1,951,250
         1,147  Raytheon Co. Cl A                                59,286
        12,000  Telxon Corp.                                    166,500
        20,000  Texas Instruments, Inc.                       1,711,250
                                                             16,872,526
Transportation & Services - 3.99%
        40,000  CNF Transportation, Inc.                      1,502,500
	20,000	Consolidated Freightways Corp.			317,500
         3,000  Cotelligent Group, Inc.                          63,938
        15,000  CSX Corp.                                       622,500
           900  Duke Realty Investment, Inc.                     20,925
        24,000  FDX Corp.                                     2,136,000
	15,000	Norfolk Southern Corp.  			475,312
        20,000  Roadway Express, Inc.                           288,750
	40,000	Southwest Airlines Co.  			897,500
        25,000  Union Pacific Corp.                           1,126,563
                                                              7,451,488
Utilities - 15.42%
        40,000  Ameren Corp.                                  1,707,500
        32,000  Bell Atlantic Corp.                           1,818,000
        44,000  Bell South Corp.                              2,194,500
	25,000	Central & South West Corp.  			685,937
        60,000  Comsat Corp.                                   2,160,000
        40,000  Dominion Resources Inc. VA                     1,870,000
         6,000  Duke Energy Corp.                                384,375
        65,000  Entergy Corp.                                  2,023,125
        43,000  Florida Progress Corp.                         1,926,938
         7,000  GTE Corp.                                        472,063
        75,000  Niagara Mohawk Power Corp.                     1,209,375
        50,000  SBC Communications, Inc.                       2,681,250
        50,000  Scana Corp.                                    1,612,500
        35,000  Texas Utilities Co.                            1,634,062
        60,000  Unicom Corp.                                   2,313,750
        22,273  US West Inc.                                   1,439,393
        75,000  Williams Companies, Inc.                       2,339,062
        10,000  Wisconsin Energy Corp.                           314,375
                                                              28,786,205
TOTAL COMMON STOCKS - 80.84%                                 150,856,772

    FACE                                                       MARKET
   AMOUNT          DESCRIPTION                                  VALUE

CONVERTIBLE CORPORATE BONDS - 0.74%
$  500,000     Telxon Corp., Cv. Sub. Deb., 7.50%,
                 due June 1, 2012                           $    405,000
 1,000,000     WMX Technologies, Inc., Cv. Sub. Notes,
                 2.00%, due January 24, 2005                     976,250

TOTAL CONVERTIBLE CORPORATE BONDS - 0.74%                      1,381,250

SHORT-TERM CORPORATE NOTES - 14.48%
 1,500,000      Aluminum Company of America, 5.16%,
                  due February 2, 1999                         1,492,905
 1,000,000      Amgen Co., 5.41%, due January 19, 1999           997,145
 1,000,000      Arco British Ltd., 5.24%, due January 19, 1999   997,235
 1,500,000      Arco British Ltd., 5.22%, due January 22, 1999 1,495,215
 2,100,000      BellSouth Telecommunications Inc., 4.95%,
                  due January 12, 1999                         2,096,535
 1,500,000      Chevron USA, Inc., 5.00%, due
                  January 28, 1999                             1,494,167
 1,500,000      Deere and Co., 4.90%, due February 12, 1999    1,491,222
 1,500,000      Disney Walt Co., 5.10%, due January 5, 1999    1,498,935
 1,000,000      Disney Walt Co., 5.23%, due January 11, 1999     998,402
 1,500,000      duPont (E.I.) deNemours & Co., 5.11%,
                  due January 25, 1999                         1,494,677
 1,500,000      Duke Power Co., 5.14%, due January 7, 1999     1,498,501
 1,500,000      Gannett Inc., 5.19%, due January 12, 1999      1,497,405
 1,500,000      Hershey Foods Corp., 5.35%, due
                  January 27, 1999                             1,493,981
 1,500,000      Lucent Technologies Inc., 5.25%, due
                  January 6, 1999                              1,498,688
 1,000,000      Marsh McLennan Inc., 5.40%, due
                  January 15, 1999                               997,750
 1,500,000      PepsiCo, Inc., 5.03%, due January 13, 1999     1,497,276
 1,500,000      Progress Capital Holdings Inc., 5.30%, due
                  January 20, 1999                             1,495,583
 1,500,000      Texaco Inc., 5.16%, due January 8, 1999        1,498,280
 1,500,000      Times Mirror Co., 5.12%, due February 5, 1999  1,492,320

TOTAL SHORT-TERM CORPORATE NOTES - 14.48%                     27,026,222

GOVERNMENT SPONSORED ENTERPRISES - 3.73%
 2,000,000      Federal Home Loan Banks, Discount Notes,
                  5.04%, due January 4, 1999                   1,998,880
 1,500,000      Federal Home Loan Banks, Discount Notes,
                  4.94%, due February 24, 1999                 1,488,679
 2,000,000      Federal Home Loan Mortgage Corp., Discount
                  Notes, 4.90%, due March 12, 1999             1,980,672
 1,500,000      Federal National Mortgage Association,
                  Discount Notes, 4.93%, due February 5, 1999  1,492,605

TOTAL GOVERNMENT SPONSORED ENTERPRISES - 3.73%                 6,960,836

REPURCHASE AGREEMENT - 0.03%
    50,000      Northern Trust Co., 4.85%, due January 4,1999
                  (Collateralized by U.S. Treasury Notes,
                  5.875%, due February 28, 1999)                  50,000

TOTAL INVESTMENTS - 99.82%                                  $186,275,080

Other assets less liabilities - 0.18%                            337,057

TOTAL NET ASSETS - 100.00%
  (equivalent to $18.86 per share; 20,000,000 shares of
  $1.00 par value capital shares authorized; 9,895,628
  shares outstanding)                                      $186,612,137

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS   December 31, 1998 (unaudited)
STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
  Investment securities, at market value (identified
    cost $142,539,986)                                     $186,275,080
  Cash                                                         (148,887)
  Dividends receivable                                          255,504
  Interest receivable                                            11,687
  Receivable for investments sold                               218,753
    Total assets                                            186,612,137
NET ASSETS                                                 $186,612,137

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)              $141,948,591
  Accumulated undistributed income:
    Net investment income                                        17,204
    Net realized gain on investment transactions              1,148,018
  Net unrealized appreciation on investments                 43,498,324
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                $186,612,137

Capital shares, $1.00 par value
    Authorized                                               20,000,000
    Outstanding                                               9,895,628

NET ASSET VALUE PER SHARE                                  $      18.86

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS        SIX MONTHS ENDED DECEMBER 31, 1998 (unaudited)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
  Income:
    Dividends                                              $  1,648,737
    Interest                                                  1,045,933
                                                              2,694,670
  Expenses:
    Management fees                                             782,548
    Government fees                                               6,513
                                                                789,061
      Net investment income                                   1,905,609

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investment transactions            4,099,911
    Decrease in net unrealized appreciation on investments   (3,094,337)
      Net realized and unrealized gain on investments         1,005,574
      Net increase in net assets resulting from operations $  2,911,183

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS

                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1998       YEAR ENDED
                                         (unaudited)        JUNE 30, 1998

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income               $   1,905,609        $  4,088,558
  Net realized gain from investment
    transactions                          4,099,911          12,393,259
  Increase (decrease) in net unrealized
    depreciation on investments          (3,094,337)         11,624,376
      Net increase in net assets
        resulting from operations         2,911,183          28,106,193
  Net equalization included in the
    price of shares issued and redeemed     (78,311)            (67,790)

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                  (2,171,263)         (3,967,243)
  Net realized gain from investment
    transactions                         (7,870,581)        (10,321,119)
    Decrease in net assets from
      distributions                     (10,041,844)        (14,288,362)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 967,442 and 1,294,080
    shares sold                          17,957,019          23,397,925
  Net asset value of 115,941 and
    509,805 shares issued for
    reinvestment of distributions         2,115,923          11,487,515
                                         20,072,942          34,885,440

   Cost of 1,101,886 and 2,399,568
     shares redeemed                    (20,930,682)        (46,635,978)
     Net increase (decrease) in net
       assets from capital share
       transactions                        (857,740)        (11,750,538)
       Net increase (decrease) in net
         assets                          (8,066,712)          1,999,503

NET ASSETS:
  Beginning of period                   194,678,849         192,679,346
  End of period (including undis-
    tributed net investment income of
    $184,930 and $356,931 respectively) 186,612,137         194,678,849

*Distributions to shareholders:
  Income dividends per share           $       0.23        $       0.40
  Capital gains distribution per share $       0.84        $       1.04

See accompanying Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1998 (excluding commercial paper, repurchase agreements and short-term securities), were as follows:

                                          Other than
                                       U.S. Government    U.S. Government
                                          Securities         Securities
Purchases                               $  1,930,264       $ 10,351,668
Proceeds from sales                        8,700,638         10,000,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.

This report has been prepared for the information of the Shareholders of UMB Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

Manager and Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a., Kansas City, Missouri

Underwriter, Distributor
and Transfer Agent
Jones & Babson, Inc.
Kansas City, Missouri




UMB SCOUT FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

Toll Free 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.

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